BUSINESS COMBINATION (Fair Values of Assets Acquired and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2017	Jan. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 17,800	$ 17,800
Loyalblocks Ltd [Member]
Business Acquisition [Line Items]
Short term investment				$ 15
Other current assets				46
Property and equipment, net				53
Other long term assets				46
Intangible assets				1,354
Goodwill				1,379
Total Assets				2,893
Current liabilities				1,720
Long term loan				1,389
Total Liabilities				3,109
Total purchase price allocation,net of cash acquired				$ (216)
Deviant Art, Inc. [Member]
Business Acquisition [Line Items]
Reserve deposit			$ 195
Other current assets			1,237
Property and equipment, net			146
Other long term assets			31
Intangible assets			24,865
Goodwill			14,684
Total Assets			41,158
Current liabilities			7,851
Total Liabilities			7,851
Total purchase price allocation,net of cash acquired			$ 33,307